THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED MARCH 23, 2005 TO THE

PROSPECTUS DATED MAY 3, 2004, AS AMENDED

This Supplement updates the above-referenced Prospectus of The Enterprise Group of Funds, Inc. (the “Corporation”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the pending mergers of each of the funds of the Corporation (“Enterprise Funds”) into either newly created corresponding funds (“AXA Enterprise Funds”) of the AXA Enterprise Funds Trust, a newly organized Delaware statutory trust, or certain existing funds (“Multimanager Funds”) of the AXA Enterprise Multimanager Funds Trust.

Information regarding the Mergers of Certain Enterprise Funds into Corresponding AXA Enterprise Funds

A shareholder meeting has been scheduled for March 31, 2005 at which shareholders of each of the following Enterprise Funds (as set forth in the chart below) will vote on an Agreement and Plan of Conversion and Termination (the “Reorganization”), which provides for the merger of each such Enterprise Fund into a newly created corresponding AXA Enterprise Fund as set forth below:

Enterprise Fund	AXA Enterprise Fund
Enterprise Capital Appreciation Fund	AXA Enterprise Capital Appreciation Fund
Enterprise Deep Value Fund	AXA Enterprise Deep Value Fund
Enterprise Equity Fund	AXA Enterprise Equity Fund
Enterprise Equity Income Fund	AXA Enterprise Equity Income Fund
Enterprise Global Financial Services Fund	AXA Enterprise Global Financial Services Fund
Enterprise Global Socially Responsive Fund	AXA Enterprise Global Socially Responsive Fund
Enterprise Government Securities Fund	AXA Enterprise Government Securities Fund
Enterprise Growth and Income Fund	AXA Enterprise Growth and Income Fund
Enterprise High-Yield Bond Fund	AXA Enterprise High-Yield Bond Fund
Enterprise International Growth Fund	AXA Enterprise International Growth Fund
Enterprise Mergers and Acquisitions Fund	AXA Enterprise Mergers and Acquisitions Fund
Enterprise Money Market Fund	AXA Enterprise Money Market Fund
Enterprise Short Duration Bond Fund	AXA Enterprise Short Duration Bond Fund
Enterprise Small Company Growth Fund	AXA Enterprise Small Company Growth Fund
Enterprise Small Company Value Fund	AXA Enterprise Small Company Value Fund
Enterprise Tax-Exempt Income Fund	AXA Enterprise Tax-Exempt Income Fund

Each Enterprise Fund and the corresponding AXA Enterprise Fund listed above have substantially identical investment objectives, policies and risks. AXA Equitable Life Insurance Company (“AXA Equitable”) serves as the investment manager for the AXA Enterprise Funds, while Enterprise Capital Management, Inc. (“Enterprise Capital”) serves as the investment manager of the Enterprise Funds. However, it is expected that the current sub-adviser for each Enterprise Fund listed above will continue to serve as the sub-adviser for the corresponding AXA Enterprise Fund immediately after the Reorganization and will be responsible for the day-to-day portfolio management of the corresponding AXA Enterprise Fund.

It is anticipated that, subject to shareholder approval, the effective date of the Reorganization will be on or about May 6, 2005. Until that date, however, you will be able to invest in each of the Enterprise Funds listed above. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Corporation’s Prospectus dated May 3, 2004 and the Proxy Statement/Prospectus dated February 14, 2005 (available upon request) relating to the proposed Reorganizations.

Information regarding the Mergers of the Enterprise Technology Fund and the Enterprise Total Return Fund

A shareholder meeting has been scheduled for March 31, 2005 at which shareholders of each of the Enterprise Technology Fund and the Enterprise Total Return Fund will vote on an Agreement and Plan of Reorganization and Termination which provides for (i) the merger of the Enterprise Technology Fund into the AXA Enterprise Multimanager Technology Fund (“AXA Technology Fund”), a series of the AXA Enterprise Multimanager Funds Trust (“Multimanager Funds Trust”); and (ii) the merger of the Enterprise Total Return Fund into the AXA Enterprise Multimanager Core Bond Fund (“AXA Core Bond Fund”), a series of the Multimanager Funds Trust.

Like the Enterprise Technology Fund, the AXA Technology Fund seeks to achieve long-term capital appreciation and will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies engaged in technology and technology-related industries. The Enterprise Total Return Fund seeks total return, while the AXA Core Bond Fund seeks a balance of a high current income and capital appreciation with a prudent level of risk. Both the Enterprise Total Return Fund and the AXA Core Bond Fund invest primarily in a diversified portfolio of fixed income instruments of varying maturities, except that the AXA Core Bond Fund’s investments in investment grade securities normally must comprise at least 80% of the fund’s net assets, plus borrowings for investment purposes.

Enterprise Capital serves as the investment manager to both the Enterprise Technology Fund and the Enterprise Total Return Fund, while AXA Equitable serves as the investment manager to both the AXA Technology Fund and the AXA Core Bond Fund. In addition, a single sub-adviser manages the assets of each of the Enterprise Technology Fund and the Enterprise Total Return Fund, while the assets of each of the AXA Technology Fund and AXA Core Bond Fund are allocated among more than one sub-adviser, three sub-advisers in the case of the AXA Technology Fund and two sub-advisers in the case of the AXA Core Bond Fund. For more information about the AXA Technology Fund or the AXA Core Bond Fund, including each fund’s investment policies and strategies, risks, charges and expenses, please visit www.axaenterprise.com or call 1-800-432-4320 for a prospectus.

It is anticipated that, subject to shareholder approval, the effective date of both mergers will be on or about May 6, 2005. Until that date, however, you will be able to invest in each of the Enterprise Technology Fund and the Enterprise Total Return Fund. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Corporation’s Prospectus dated May 3, 2004 and the Proxy Statement/Prospectus dated February 14, 2005 (available upon request) relating to the proposed mergers.

Information regarding the Merger of the Enterprise Managed Fund

A shareholder meeting has been scheduled for March 31, 2005 at which shareholders of the Enterprise Managed Fund will vote on an Agreement and Plan of Conversion and Termination which provides for the merger of the Enterprise Managed Fund into the AXA Enterprise Moderate-Plus Allocation Fund (“AXA Allocation Fund”), a newly created series of the Multimanager Funds Trust.

The Enterprise Managed Fund and the AXA Allocation Fund have similar investment objectives in that each fund seeks long-term capital appreciation. However, the AXA Allocation Fund also seeks current income, with a greater emphasis on capital appreciation. Both funds also have different investment structures. The AXA Allocation Fund operates under a “fund of funds” structure, investing substantially all of its assets in other mutual funds managed by AXA Equitable or Enterprise Capital, while the Enterprise Managed Fund invests in equity and fixed securities selected by its sub-adviser.

Enterprise Capital serves as the investment manager to the Enterprise Managed Fund, while AXA Equitable serves as the investment manager to the AXA Allocation Fund. For more information about the AXA Allocation Fund, including its investment policies and strategies, risks, charges and expenses, please visit www.axaenterprise.com or call 1-800-432-4320 for a prospectus.

It is anticipated that, subject to shareholder approval, the effective date of this merger will be on or about May 6, 2005. Until that date, however, you will be able to invest in the Enterprise Managed Fund. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Corporation’s Prospectus dated May 3, 2004 and the Proxy Statement/Prospectus dated February 18, 2005 (available upon request) relating to the proposed mergers.

Information regarding the Mergers of the Enterprise Growth Fund, the Enterprise Multi-Cap Growth Fund and the Enterprise Strategic Allocation Fund

A shareholder meeting has been scheduled for March 31, 2005 at which shareholders of each of the Enterprise Growth Fund, the Enterprise Multi-Cap Growth Fund and the Enterprise Strategic Allocation Fund will vote on an Agreement and Plan of Reorganization and Termination which provides for the merger of each of the Enterprise Growth Fund, the Enterprise Multi-Cap Growth Fund and the Enterprise Strategic Allocation Fund into the AXA Enterprise Growth Fund (“AXA Growth Fund”), a newly created series of the AXA Enterprise Funds Trust.

The investment objectives, investment policies and principal risks of each of these funds are similar. Like the Enterprise Growth Fund, the AXA Growth Fund seeks to achieve capital appreciation by investing primarily in the common stocks of large capitalization U.S. companies. The Enterprise Multi-Cap Growth Fund also seeks to achieve capital appreciation but may invest in companies of any size, while the AXA Growth Fund invests primarily in large capitalization companies. The Enterprise Strategic Allocation Fund seeks total return, consisting of capital appreciation and current income, while the AXA Growth Fund seeks capital appreciation, but does not have an income component to its investment objective. In addition, the Enterprise Strategic Allocation Fund allocates its assets between a stock portion that is designed to track the Standard & Poor’s 500 Composite Stock Index (the “S&P 500 Index”) and a fixed income portion that consists of U.S. Treasury securities; whereas the AXA Growth Fund invests primarily in equity securities and generally does not track the performance of the S&P 500 Index or invest a significant portion of its assets in fixed income securities. The Enterprise Strategic Allocation Fund has, however, invested substantially all of its assets in equity securities for the last two fiscal years – approximately 95% of its assets as of October 31, 2004 and approximately 94% of its assets as of October 31, 2003.

Enterprise Capital serves as the investment manager to each of the Enterprise Growth Fund, the Enterprise Multi-Cap Growth Fund and the Equitable Strategic Allocation Fund, while AXA Equitable serves as the investment manager to the AXA Growth Fund. Both the Enterprise Growth Fund and the Enterprise Multi-Cap Growth Fund are subadvised by Montag & Caldwell, Inc., while the assets of the Enterprise Strategic Allocation Fund are subadvised by UBS Global Asset Management (US), Inc. It is expected that Montag & Caldwell, Inc. will subadvise the assets of the AXA Growth Fund after the proposed mergers.

It is anticipated that, subject to shareholder approval, the effective date of these mergers will be on or about May 6, 2005. Until that date, however, you will be able to invest in each of the Enterprise Growth Fund, the Enterprise Multi-Cap Growth Fund and the Enterprise Strategic Allocation Fund. Accordingly, if you intend to so invest, you should read this Supplement to the Prospectus, together with the Corporation’s Prospectus dated May 3, 2004 and the Proxy Statement/Prospectus dated February 18, 2005 (available upon request) relating to the proposed mergers.

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